Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued liabilities [Abstract]
Accrued liabilities - Accrued liabilities [Text Block]

Philips Group

Accrued liabilities

in millions of EUR

	2021	2022
Personnel-related costs:
- Salaries and wages	566	490
- Accrued holiday entitlements	127	97
- Other personnel-related costs	108	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	33	46
Communication and IT costs	82	64
Distribution costs	122	110
Sales-related costs:
- Commission payable	7	8
- Advertising and marketing-related costs	175	127
- Other sales-related costs	20	20
Material-related costs	130	132
Interest-related accruals	52	71
Other accrued liabilities	362	361
Accrued liabilities	1,784	1,626